BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 27, 2011	Jan. 17, 2010
Net assets acquired	$ 12,705	$ 8,625
Net Liabilties [Member]
Net assets acquired	(3,248)
Intangible Asset [Member]
Net assets acquired	7,251
Goodwill [Member]
Net assets acquired	$ 8,702